Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Calculation Input Hierarchy Level of Each Asset

The tables below set forth the Plan’s assets that were accounted for at fair value as of December 31, 2025 and 2024, and the fair value calculation input hierarchy level that applies to each asset category.

Description	Balance at December 31, 2025	Quoted prices in active market for identical assets (Level 1)
Mutual Funds	$162,855,854	$162,855,854
Money Market Funds	6,293,444	6,293,444
Common Stock Fund	60,881,955	60,881,955
Total	$230,031,253	$230,031,253

Description	Balance at December 31, 2024	Quoted prices in active market for identical assets (Level 1)
Mutual Funds	$132,266,455	$132,266,455
Money Market Funds	7,015,895	7,015,895
Common Stock Fund	19,749,966	19,749,966
Total	$159,032,316	$159,032,316

7. Subsequent Event

In February 2026, the Company elected to make its matching contributions in cash going forward, rather than Company stock.